Note 12 - Leases - Lease Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Balance	$ 349	$ 263
Additions to lease liability		195
Finance cost	15	17
Lease payments	(118)	(124)
Foreign currency movement	(7)	(2)
Balance	$ 239	$ 349	$ 263